Income Tax - Summary of Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current income taxes	$ 72	$ 39
Deferred income taxes	(23)	(8)
Income taxes	$ 49	$ 31